Other financial assets and financial liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other financial assets and financial liabilities	Other financial assets and financial liabilities
(a)    Other financial assets

	2022	2021

Foreign exchange portfolio	2,145,174	331,563
Receivables from IFAs	172,884	177,895
Compulsory and other deposits at central banks	1,119,169	—
Other financial assets	131,071	1,723
(-) Expected losses on other financial assets (i)	(51,109)	(49,666)
Total	3,517,189	461,515

Current	2,791,244	331,563
Non-current	725,945	129,952

(i)The reconciliation of gross carrying amount and the expected loss according to IFRS 9 is presented in Note 14.
(b)    Other financial liabilities

	2022	2021

Foreign exchange portfolio	2,405,429	425,409
Structured financing (i)	1,933,522	2,415,400
Credit cards operations	4,987,390	2,522,833
Contingent consideration (ii)	566,930	743,443
Commitments subject to possible redemption (iii)	1,049,130	1,080,721
Lease liabilities	285,638	318,555
Others	326,174	174,111
Total	11,554,213	7,680,472

Current	11,014,262	5,860,674
Non-current	539,951	1,819,798

(i)Financing for maintenance of financial assets required to perform financial transactions.
(ii)Contractual contingent considerations mostly associated with the investment acquisition. The maturity of the total contingent consideration payment is up to 5 years and the contractual maximum amount payable is R$1,143 (the minimum amount is zero).
(iii)Related to the IPO transaction of XPAC Acquisition Corp. that occurred on August 3, 2021. The capital issued by XPAC Acquisition Corp. includes conditionally redeemable Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control. The noncontrolling shareholders of XPAC Acquisition Corp. have the right to redeem their shares in cash at the earliest of (i) upon the completion of XPAC Acquisition Corp’s initial business combination or (ii) 24 months from the closing of the IPO transaction.